Document And Entity Information	1 Months Ended
Feb. 28, 2014
Document Information [Line Items]
Entity Registrant Name	Property Management Corp of America
Entity Central Index Key	0001602409
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	false
Document Period End Date	Feb. 28, 2014